SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vote segment shares	Dec. 31, 2021 USD ($) segment shares	Dec. 31, 2020 USD ($) shares	Jan. 01, 2022 USD ($)	Aug. 19, 2021 USD ($)	Aug. 19, 2021 GBP (£)	Jul. 22, 2021 vote
Accounting Policies [Line Items]
Long-lived assets impairment charges	$ 0	$ 0	$ 0
Investment received					$ 46,395,000	£ 38,340
Employee maximum contribution, percentage of monthly salary	8.33%
Severance pay expense	$ 1,217,000	$ 842,000	$ 386,000
Weighted average number of shares excluded from calculation of diluted net loss per share (in shares) | shares	69,443,231	70,721,964	90,692,220
Unrecognized tax positions	$ 1,726,000	$ 856,000	$ 0
Deferred revenues, non-current	943,000	943,000
Capitalized costs	943,000	943,000
Remaining performance obligations	943,000	943,000
Cost of sales	547,000	995,000	647,000
Advertising costs	$ 614,000	$ 1,000,000	291,000
Number of operating segments | segment	1	2
Right of use assets and liabilities	$ 8,857,000
Accounting Standards Update 2016-02
Accounting Policies [Line Items]
Right of use assets and liabilities				$ 8,857,000
Production Line In Canada
Accounting Policies [Line Items]
Cost of sales			$ 198,000
Share-based Payment Arrangement, Option
Accounting Policies [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Class A Ordinary Shares
Accounting Policies [Line Items]
Number of votes | vote	1						1
US
Accounting Policies [Line Items]
Matching contribution, percentage of participant annual compensation	4.00%
Employer expenses related to defined contribution plan	$ 117,000	$ 76,000	$ 5,000
Foreign Plan
Accounting Policies [Line Items]
Matching contribution, percentage of participant annual compensation	6.00%	3.00%
Employer expenses related to defined contribution plan	$ 371,000	$ 119,000
BIRD
Accounting Policies [Line Items]
Royalty-bearing grants	0	105,000	0
INEA
Accounting Policies [Line Items]
Non-royalty bearing grants received	0	72,000	$ 274,000
APC
Accounting Policies [Line Items]
Royalty-bearing grants	$ 4,472,000	$ 0
Non-royalty bearing grants received					12,272,000	10,141
Investment received					49,664,000	41,041
UK Government
Accounting Policies [Line Items]
Non-royalty bearing grants received					$ 15,058,000	£ 12,444